Commitments and Contingencies (Details) - USD ($)	1 Months Ended			12 Months Ended
	Dec. 22, 2020	Mar. 31, 2020	Mar. 31, 2019	Dec. 31, 2020	Dec. 31, 2019
Commitments and Contingencies (Details) [Line Items]
Sublease expires, description			The sublease expires in November 2022.
Borrowing rate				10.00%
Right of use asset			$ 269,054
Lease costs of amount				$ 150,851	$ 111,689
Base rent				86,997	63,705
Other expenses				$ 63,854	$ 47,984
Purchase price	$ 1,255,000
Covid-19, description		The extent to which the COVID-19 pandemic will impact our operations, ability to obtain financing or future financial results is uncertain at this time. Due to the effects of COVID-19, the Company took steps to streamline certain expenses, such as temporarily cutting certain executive compensation packages by approximately 20%
Maximum [Member]
Commitments and Contingencies (Details) [Line Items]
Lease payments per month			7,535
Minimum [Member]
Commitments and Contingencies (Details) [Line Items]
Lease payments per month			$ 7,078